Derivative financial liability - current (Details 2) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
May 2024 Grant [Member]
IfrsStatementLineItems [Line Items]
Number of shares beginning
Lapsed
Granted	6,054,230
Exercised
Number of shares ending	6,054,230
December 2023 Grant [Member]
IfrsStatementLineItems [Line Items]
Number of shares beginning	6,000,126
Lapsed
Granted		6,000,126
Exercised	(4,282,895)
Number of shares ending	1,717,231	6,000,126
May 2023 Grant [Member]
IfrsStatementLineItems [Line Items]
Number of shares beginning	276,689
Lapsed
Granted		276,689
Exercised
Number of shares ending	276,689	276,689
May 2020 Grant [Member]
IfrsStatementLineItems [Line Items]
Number of shares beginning	838	838
Lapsed
Granted
Exercised
Number of shares ending	838	838	838
October 19 Grant [Member]
IfrsStatementLineItems [Line Items]
Number of shares beginning	392	392
Lapsed
Granted
Exercised
Number of shares ending	392	392	392
DARA Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares beginning	128	138
Lapsed	(29)	(10)
Granted
Exercised
Number of shares ending	99	128	138
Number of shares outstanding at beginning	128	138	138	138
Number of shares outstanding at end		128	138	138
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Lapsed
Granted		6,000,126
Exercised
Number of shares outstanding at beginning	6,000,126
Number of shares outstanding at end		6,000,126
Warrant Four [Member]
IfrsStatementLineItems [Line Items]
Granted		276,689
Number of shares outstanding at beginning	276,689
Number of shares outstanding at end		276,689
Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Lapsed
Granted
Exercised				(38)
Number of shares outstanding at beginning	838	838	838	876
Number of shares outstanding at end		838	838	838
Warrant Three [Member]
IfrsStatementLineItems [Line Items]
Lapsed
Granted
Exercised
Number of shares outstanding at beginning	392	392	392	392
Number of shares outstanding at end		392	392	392
DARA Warrants [Member]
IfrsStatementLineItems [Line Items]
Lapsed			(204)	(27)
Granted
Exercised
Number of shares outstanding at beginning			204	231
Number of shares outstanding at end				204